OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 4,020,393	$ 4,256,097
Amount offset	5,890,244	1,658,568
Net in Financial Statements	9,910,637	5,914,665
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(121,645,853)	(137,024,809)
Collateral	26,573,138	20,846,755
Net amount	(95,072,715)	(116,178,054)
Debts with businesses for consumption by our customers with credit card
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(121,645,853)
Collateral	26,573,138
Net amount	(95,072,715)
Credit cards transactions
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)		(137,024,809)
Collateral		20,846,755
Net amount		(116,178,054)
Derivatives instruments
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	4,020,393	4,256,097
Amount offset	5,890,244	1,658,568
Net in Financial Statements	$ 9,910,637	$ 5,914,665